Commitments and contingencies (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Oct. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Capital commitment
Commitment capital expenditures		¥ 765,700		¥ 1,255,703
Other commitments
Purchase services from related partner		127,500	$ 20.0	¥ 261,000	$ 40.0
Amount contributed to investee		141,600
Remaining commitment equity method investment		85,800
Sequoia Fashion And Technology [Member]
Other commitments
Amount contributed to investee	¥ 480,000
Remaining commitment equity method investment	¥ 1,520,000
Equity Method Investment, Ownership Percentage	17.00%
Equity investments without readily determinable fair value
Other commitments
Amount contributed to investee		102,100
Remaining commitment equity method investment		¥ 103,500